CONSOLIDATED STATEMENTS OF COMPREHENSIVE (LOSS) INCOME (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 27, 2014	Jun. 28, 2013	Jun. 27, 2014	Jun. 28, 2013
Statement of Comprehensive Income [Abstract]
Net (loss) income	$ (38,577)	$ 1,172	$ (44,671)	$ (308)
Other comprehensive income (loss), net of tax:
Foreign currency translation adjustments	271	(264)	31	(418)
Other comprehensive income (loss)	271	(264)	31	(418)
Comprehensive (loss) income	$ (38,306)	$ 908	$ (44,640)	$ (726)